Share Capital and Additional Paid in Capital Authorized - Additional Information (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 22, 2024 shares	Sep. 30, 2021 USD ($) OfferingPeriod	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Common stock shares authorized			200,000,000		200,000,000	200,000,000
Common stock par value | $ / shares			$ 0.001		$ 0.001	$ 0.001
Voting common shares outstanding			48,356,596		44,667,815	40,420,350
Proceeds on issuance of shares | $			$ 15,000		$ 329,000	$ 1,872,000
Purchase warrant excercised						2,727,083
Stock options granted			0	0	0	0
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements			9,400,000		9,400,000
Share-based payments expense | $			$ 536,000	$ 343,000	$ 1,680,000	$ 2,465,000
Common Stock
Issuance of shares - ESPP, shares			5,496		752,208	804,314
Common Stock | Purchase Warrants
Shares issued during period						2,727,083
Proceeds on issuance of shares | $						$ 1,358,113
Purchase warrant excercised						2,727,083
Class A
Non-voting shares outstanding			5,537,313		5,537,313	5,537,313
Class B
Non-voting shares outstanding			9,796,423		11,553,599	12,968,208
Employee Stock Purchase Plan
Shares issued during period			5,496	0
Issuance of shares - ESPP, shares					752,208	804,314
Proceeds on issuance of shares | $					$ 386,770	$ 446,564
Proceeds on issuance of shares | $					$ 300,000	$ 1,900,000
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements	4,000,000					1,000,000
Number of shares authorized to increase for issuance	3,000,000
Number of offering periods | OfferingPeriod		2
Purchase price of common stock, percent		85.00%
Percentage of employee's compensation for payroll deduction			15.00%		15.00%
Equity-based compensation costs | $			$ 3,000	$ 0	$ 100,000	$ 100,000
Accrued payroll contribution | $			$ 108,000	$ 235,000	$ 100,000	$ 100,000
Employee Stock Purchase Plan | Maximum
Purchase price of common stock per offering | $		$ 10,000
Purchase price of common stock | $		$ 25,000
RSUs
Issuance of common stock			1,876,109	814,142	2,080,648	1,741,152
RSUs | Common Stock
Shares issued during period					2,080,648	1,803,992
Issuance of common stock					2,080,648	1,723,650
Stock Options
Share based compensation not yet recognized | $			$ 4,100,000	$ 3,500,000	$ 2,400,000	$ 3,200,000
Share based compensation not yet recognized, weighted average period			1 year 11 months 4 days	2 months 7 days	1 year 11 months 26 days	2 years 7 days
Options expiry period			10 years		10 years
Stock Options | Common Stock
Shares issued during period						150,000
Proceeds on issuance of shares | $						$ 68,182